Loans payable (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Loans Payble
	As of December 31,
	2021	2022
	RMB’000	RMB’000
Loans payable to third parties	140,558	140,558
Loans payable to related parties(1)	1,011	881
Loans payable to shareholders(2)	20,000	20,000
Total	161,569	161,439